Income Taxes (Details 5) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 PRC PRC subsidiaries USD ($)	Dec. 31, 2011 PRC PRC subsidiaries CNY	Dec. 31, 2011 PRC Fine Silicon USD ($)	Dec. 31, 2011 PRC Fine Silicon CNY
Tax loss carryforwards
Tax loss carryforwards			$ 90,701	570,862
Tax loss carryforward in 2013				8,020
Tax loss carryforward in 2014				25,464
Tax loss carryforward in 2015				55,486
Tax loss carryforward in 2016				481,892
Valuation allowance for net deferred tax assets	$ 99,667	627,295			$ 99,667	627,295